Pension and Other Post-retirement Benefit Plans (Recognized in Curent Period and Next Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits | Regulatory assets/liabilities
Amounts Recognized During Current Period
Actuarial net loss		$ 6.1
Prior service cost (credit)		0.1
Total		6.2
Pension Benefits | Regulatory assets/liabilities | Expected to be recognized
Amounts to be Recognized During Next Year
Actuarial net loss (gain)	$ 6.5
Prior service cost (credit)	0.1
Total	6.6
Pension Benefits | Accumulated other comprehensive income (loss)
Amounts Recognized During Current Period
Actuarial net loss		1.8
Prior service cost (credit)		0.2
Total		2.0
Pension Benefits | Accumulated other comprehensive income (loss) | Expected to be recognized
Amounts to be Recognized During Next Year
Actuarial net loss (gain)	4.3
Prior service cost (credit)	0.2
Total	4.5
Health and Life Benefits | Regulatory assets/liabilities
Amounts Recognized During Current Period
Actuarial net loss		0.0
Prior service cost (credit)		(15.0)
Total		(15.0)
Health and Life Benefits | Regulatory assets/liabilities | Expected to be recognized
Amounts to be Recognized During Next Year
Actuarial net loss (gain)	(1.9)
Prior service cost (credit)	(12.2)
Total	(14.1)
Health and Life Benefits | Accumulated other comprehensive income (loss)
Amounts Recognized During Current Period
Actuarial net loss		0.0
Prior service cost (credit)		(0.7)
Total		$ (0.7)
Health and Life Benefits | Accumulated other comprehensive income (loss) | Expected to be recognized
Amounts to be Recognized During Next Year
Actuarial net loss (gain)	(0.3)
Prior service cost (credit)	(1.4)
Total	$ (1.7)